Selected Statements of Operations Data (Tables)	12 Months Ended
Dec. 31, 2023
Quarterly Financial Data [Abstract]
Schedule of Financial Expenses and Others, Net
	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Financial income:
Interest on deposits	93	107	160
Foreign currency translation differences and derivatives	3,296	3,054	571

	3,389	3,161	731
Financial expenses:
Bank charges and interest on loans	(7,538)	(5,016)	(4,650)
Foreign currency translation differences and derivatives	(4,049)	(4,451)	(4,449)
Others	(270)	-	(257)

	(11,857)	(9,467)	(9,356)

	(8,468)	(6,306)	(8,625)

Schedule of Net income per share
	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Numerator:
Numerator for basic and diluted net income (loss) per share – income (loss) available to shareholders of Ordinary shares	6,220	(19,689)	(14,828)

Denominator:
Denominator for basic net income (loss) per share – adjusted weighted average number of Ordinary shares	84,617,774	84,132,982	83,414,831
Add - employee stock options and RSU	864,852	-	-

Denominator for diluted net income (loss) per share – adjusted weighted average number of Ordinary shares	85,482,626	84,132,982	83,414,831